Earnings Per Share - Summary of Income and Share Data Used in the Basic and Diluted EPS Calculations (Details) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Loss attributable to ordinary equity holders of the parent for basic earnings	€ (179,056)	€ (48,019)	€ (85,653)
Weighted average number of ordinary shares for basic EPS	211,499	190,710	166,764
Weighted average number of ordinary shares adjusted for the effect of dilution	211,499	190,710	166,764